Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company grants stock options to its employees, including the named executive officers, from time to time. The Company does not maintain any written policies on the timing of awards of stock options, stock appreciation rights or similar instruments with option-like features. The Compensation Committee will consider whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of any stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI to benefit the recipients of such awards. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. We have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K. Our Compensation Committee will continue to evaluate our equity grant policies as we continue to evolve and grow as a public company.

Award Timing Method
The Company grants stock options to its employees, including the named executive officers, from time to time. The Company does not maintain any written policies on the timing of awards of stock options, stock appreciation rights or similar instruments with option-like features. The Compensation Committee will consider whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of any stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI to benefit the recipients of such awards. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. We have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K. Our Compensation Committee will continue to evaluate our equity grant policies as we continue to evolve and grow as a public company.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee will consider whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of any stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI to benefit the recipients of such awards. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false